Cash and cash equivalents - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018
Disclosure of geographical areas [line items]
Restricted cash and cash equivalents	$ 1,917	$ 1,676
Cash and cash equivalents	31,111	22,472	$ 22,468	$ 25,575
Non-UK Countries
Disclosure of geographical areas [line items]
Cash and cash equivalents	$ 3,890	$ 4,678